UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (95.8%)(a)
	Shares	Value

Aerospace and defense (2.1%)

AeroVironment, Inc.(NON)(S)	86,400	$1,870,560

Alliant Techsystems, Inc.	35,000	2,265,200

Cubic Corp.	39,700	1,865,900

Hexcel Corp.(NON)	76,200	2,041,398

		8,043,058
Air freight and logistics (0.4%)

Forward Air Corp.	42,000	1,558,620

		1,558,620
Airlines (1.4%)

Allegiant Travel Co.(S)	40,400	3,008,588

Spirit Airlines, Inc.(NON)	112,000	2,171,680

		5,180,268
Auto components (0.7%)

Autoliv, Inc. (Sweden)(S)	18,203	1,197,757

BorgWarner, Inc.(NON)(S)	19,523	1,448,216

		2,645,973
Beverages (0.2%)

Coca-Cola Bottling Co. Consolidated	10,900	705,557

		705,557
Biotechnology (0.5%)

Cubist Pharmaceuticals, Inc.(NON)(S)	38,861	1,672,577

		1,672,577
Capital markets (2.6%)

E*Trade Financial Corp.(NON)	116,000	1,230,760

SEI Investments Co.	192,000	5,176,320

Waddell & Reed Financial, Inc. Class A(S)	77,922	3,093,503

		9,500,583
Chemicals (4.5%)

Albemarle Corp.(S)	29,900	1,833,169

Ashland, Inc.(S)	23,019	1,807,222

Eastman Chemical Co.	25,138	1,788,569

FMC Corp.	21,006	1,291,239

Innophos Holdings, Inc.(S)	41,900	2,118,883

International Flavors & Fragrances, Inc.(S)	28,562	2,011,622

Methanex Corp. (Canada)	78,759	2,823,904

Valspar Corp.	44,554	2,953,039

		16,627,647
Commercial banks (9.0%)

Associated Banc-Corp.	131,600	1,877,932

Bancorp, Inc. (The)(NON)(S)	267,886	3,155,697

Bank of Hawaii Corp.(S)	39,000	1,875,510

Bank of the Ozarks, Inc.	52,400	1,903,168

BOK Financial Corp.	40,100	2,247,605

Bond Street Holdings, LLC 144A Class A(F)(NON)	38,819	834,609

City National Corp.(S)	39,118	2,071,689

Commerce Bancshares, Inc.(S)	61,845	2,322,280

Cullen/Frost Bankers, Inc.(S)	18,474	1,087,934

East West Bancorp, Inc.	138,232	3,241,540

F.N.B. Corp.	155,100	1,797,609

First Citizens BancShares, Inc. Class A	13,844	2,413,840

National Bank Holdings Corp. Class A	66,250	1,195,813

OmniAmerican Bancorp, Inc.(NON)	48,100	1,193,361

Popular, Inc. (Puerto Rico)(NON)	96,760	2,597,038

Signature Bank(NON)(S)	13,600	1,005,448

SVB Financial Group(NON)	17,836	1,183,775

Valley National Bancorp(S)	127,898	1,252,121

		33,256,969
Commercial services and supplies (0.6%)

Tetra Tech, Inc.(NON)	78,900	2,261,274

		2,261,274
Communications equipment (1.8%)

F5 Networks, Inc.(NON)	27,200	2,852,736

Netgear, Inc.(NON)(S)	43,700	1,534,307

Polycom, Inc.(NON)	211,754	2,335,647

		6,722,690
Construction and engineering (0.7%)

Primoris Services Corp.	144,100	2,763,838

		2,763,838
Consumer finance (0.6%)

Portfolio Recovery Associates, Inc.(NON)(S)	19,600	2,096,220

		2,096,220
Containers and packaging (0.4%)

Boise, Inc.	168,000	1,386,000

		1,386,000
Diversified consumer services (2.1%)

H&R Block, Inc.	78,826	1,794,868

Hillenbrand, Inc.	76,800	1,900,800

Sotheby's Holdings, Inc. Class A(S)	110,672	3,975,338

		7,671,006
Diversified financial services (0.8%)

CBOE Holdings, Inc.	55,700	1,887,116

MSCI, Inc. Class A(NON)(S)	34,800	1,174,152

		3,061,268
Electric utilities (1.0%)

FirstEnergy Corp.(S)	27,883	1,128,983

Pepco Holdings, Inc.(S)	53,200	1,038,464

PNM Resources, Inc.(S)	68,177	1,456,261

		3,623,708
Electrical equipment (2.5%)

AMETEK, Inc.(S)	49,960	2,047,860

AZZ, Inc.	78,400	3,354,736

Brady Corp.	64,200	2,239,938

Hubbell, Inc. Class B	17,715	1,612,951

		9,255,485
Electronic equipment, instruments, and components (0.9%)

FLIR Systems, Inc.	77,000	1,830,290

MTS Systems Corp.	26,400	1,500,840

		3,331,130
Energy equipment and services (3.5%)

Atwood Oceanics, Inc.(NON)	40,800	2,153,016

Helix Energy Solutions Group, Inc.(NON)	86,500	2,051,780

Key Energy Services, Inc.(NON)(S)	253,258	2,058,988

Oil States International, Inc.(NON)	21,051	1,633,137

Parker Drilling Co.(NON)	375,629	2,111,035

Superior Energy Services, Inc.(NON)	64,600	1,613,062

Unit Corp.(NON)	31,151	1,499,298

		13,120,316
Food and staples retail (0.2%)

Nash Finch Co.	36,823	764,814

		764,814
Food products (0.4%)

Fresh Del Monte Produce, Inc.	59,500	1,567,825

		1,567,825
Health-care equipment and supplies (1.2%)

Cyberonics, Inc.(NON)	21,900	949,584

Hill-Rom Holdings, Inc.	54,446	1,806,518

SurModics, Inc.(NON)	67,951	1,638,299

		4,394,401
Health-care providers and services (5.8%)

Amedisys, Inc.(NON)(S)	143,209	1,592,484

AMN Healthcare Services, Inc.(NON)	172,166	2,091,817

Chemed Corp.(S)	39,100	2,954,005

Coventry Health Care, Inc.	48,300	2,213,589

Health Net, Inc.(NON)	45,000	1,224,000

Healthways, Inc.(NON)(S)	244,285	2,569,878

Kindred Healthcare, Inc.(NON)(S)	161,600	1,742,048

LifePoint Hospitals, Inc.(NON)	25,000	1,092,750

Molina Healthcare, Inc.(NON)	117,767	3,381,091

Omnicare, Inc.(S)	53,189	2,071,712

Universal American Corp.	77,700	728,049

		21,661,423
Hotels, restaurants, and leisure (1.7%)

Cheesecake Factory, Inc. (The)(S)	59,704	1,979,785

Choice Hotels International, Inc.(S)	55,450	1,998,418

Panera Bread Co. Class A(NON)	14,694	2,348,248

		6,326,451
Household durables (2.3%)

Harman International Industries, Inc.(S)	30,020	1,344,296

iRobot Corp.(NON)	50,327	1,151,482

Jarden Corp.(NON)	33,600	1,977,024

Lennar Corp. Class A	62,735	2,606,012

NVR, Inc.(NON)	1,469	1,512,571

		8,591,385
Household products (0.6%)

Energizer Holdings, Inc.	25,300	2,201,353

		2,201,353
Insurance (5.2%)

American Financial Group, Inc.	26,183	1,114,348

Amtrust Financial Services, Inc.(S)	61,900	2,057,556

Aspen Insurance Holdings, Ltd.(S)	36,975	1,261,217

Assurant, Inc.	46,600	1,781,984

Endurance Specialty Holdings, Ltd.	26,479	1,136,479

Fidelity National Financial, Inc. Class A(S)	56,490	1,417,899

HCC Insurance Holdings, Inc.(S)	31,007	1,199,351

Horace Mann Educators Corp.	59,400	1,291,356

Protective Life Corp.	37,500	1,186,500

Stancorp Financial Group(S)	29,722	1,155,889

Torchmark Corp.(S)	33,100	1,844,001

Validus Holdings, Ltd.	48,900	1,780,449

W.R. Berkley Corp.	46,187	1,901,519

		19,128,548
Internet software and services (2.7%)

IAC/InterActiveCorp.	45,329	1,869,821

j2 Global, Inc.	66,500	2,116,030

Liquidity Services, Inc.(NON)	29,600	943,352

Open Text Corp. (Canada)(NON)(S)	42,200	2,462,370

ValueClick, Inc.(NON)(S)	122,037	2,498,097

		9,889,670
IT Services (2.5%)

Alliance Data Systems Corp.(NON)(S)	15,628	2,462,973

Broadridge Financial Solutions, Inc.	78,600	1,852,602

Global Payments, Inc.	51,695	2,546,496

NeuStar, Inc. Class A(NON)	56,026	2,529,014

		9,391,085
Leisure equipment and products (0.5%)

Polaris Industries, Inc.(S)	20,785	1,810,166

		1,810,166
Life sciences tools and services (1.3%)

Bio-Rad Laboratories, Inc. Class A(NON)	24,200	2,753,718

Parexel International Corp.(NON)(S)	65,000	2,200,250

		4,953,968
Machinery (3.1%)

Actuant Corp. Class A(S)	61,300	1,807,124

AGCO Corp.(NON)	36,028	1,909,484

Gardner Denver, Inc.	19,934	1,402,756

Kennametal, Inc.(S)	46,400	1,902,864

Oshkosh Corp.(NON)	60,354	2,364,670

WABCO Holdings, Inc.(NON)	35,300	2,211,898

		11,598,796
Media (0.5%)

Valassis Communications, Inc.	69,870	1,960,552

		1,960,552
Metals and mining (1.2%)

IAMGOLD Corp. (Canada)	175,800	1,450,350

Reliance Steel & Aluminum Co.	45,517	2,945,860

		4,396,210
Multi-utilities (0.3%)

Black Hills Corp.(S)	31,900	1,287,165

		1,287,165
Multiline retail (0.8%)

Big Lots, Inc.(NON)(S)	96,841	3,113,438

		3,113,438
Oil, gas, and consumable fuels (3.5%)

Berry Petroleum Co. Class A(S)	43,705	1,609,218

Cabot Oil & Gas Corp.	32,128	1,695,716

HollyFrontier Corp.	56,400	2,945,208

SM Energy Co.	34,400	2,000,704

Stone Energy Corp.(NON)(S)	48,700	1,095,750

Tesoro Corp.	50,500	2,458,845

Whiting Petroleum Corp.(NON)	25,028	1,190,832

		12,996,273
Paper and forest products (1.4%)

Domtar Corp. (Canada)(S)	37,000	3,079,510

Schweitzer-Mauduit International, Inc.	52,300	2,130,702

		5,210,212
Personal products (0.8%)

Inter Parfums, Inc.	128,924	2,798,940

		2,798,940
Pharmaceuticals (1.1%)

Endo Health Solutions, Inc.(NON)	48,944	1,549,567

Impax Laboratories, Inc.(NON)	120,100	2,421,216

		3,970,783
Professional services (1.6%)

Exponent, Inc.(NON)	35,900	1,755,151

Towers Watson & Co. Class A	36,800	2,247,744

TrueBlue, Inc.(NON)	105,654	1,816,192

		5,819,087
Real estate investment trusts (REITs) (5.4%)

Brandywine Realty Trust	147,400	1,876,402

DiamondRock Hospitality Co.	184,011	1,678,180

Highwoods Properties, Inc.(S)	52,100	1,875,600

Hospitality Properties Trust	92,394	2,330,177

Kimco Realty Corp.(S)	58,022	1,205,117

LaSalle Hotel Properties	86,394	2,358,556

Liberty Property Trust	48,800	1,911,496

Mack-Cali Realty Corp.	66,700	1,812,239

National Health Investors, Inc.(S)	20,462	1,302,406

Omega Healthcare Investors, Inc.(S)	74,742	1,910,406

Piedmont Office Realty Trust, Inc. Class A	95,000	1,836,350

		20,096,929
Real estate management and development (0.6%)

Jones Lang LaSalle, Inc.(S)	22,200	2,045,508

		2,045,508
Road and rail (1.5%)

Heartland Express, Inc.	144,100	1,992,903

Landstar Systems, Inc.	64,200	3,661,968

		5,654,871
Semiconductors and semiconductor equipment (3.2%)

KLA-Tencor Corp.(S)	35,326	1,939,751

Lam Research Corp.(NON)	60,468	2,487,654

Omnivision Technologies, Inc.(NON)(S)	120,900	1,858,233

Silicon Laboratories, Inc.(NON)(S)	45,300	1,976,892

Skyworks Solutions, Inc.(NON)	84,206	2,015,892

Teradyne, Inc.(NON)(S)	106,900	1,727,504

		12,005,926
Software (3.2%)

ANSYS, Inc.(NON)	16,935	1,246,416

Autodesk, Inc.(NON)	68,000	2,643,840

FactSet Research Systems, Inc.(S)	14,808	1,370,036

Manhattan Associates, Inc.(NON)	32,100	2,199,171

Synopsys, Inc.(NON)	76,131	2,545,821

TIBCO Software, Inc.(NON)	84,598	1,982,977

		11,988,261
Specialty retail (3.4%)

Aaron's, Inc.	63,614	1,886,155

Aeropostale, Inc.(NON)(S)	85,723	1,159,832

Buckle, Inc. (The)(S)	37,538	1,756,028

Cato Corp. (The) Class A(S)	46,644	1,285,975

Francesca's Holdings Corp.(NON)(S)	75,012	2,130,341

Guess?, Inc.(S)	68,184	1,847,105

Jos. A. Bank Clothiers, Inc.(NON)(S)	59,263	2,402,522

		12,467,958
Textiles, apparel, and luxury goods (2.2%)

Crocs, Inc.(NON)	150,045	2,229,669

Deckers Outdoor Corp.(NON)(S)	37,156	1,484,382

Iconix Brand Group, Inc.(NON)(S)	96,173	2,312,961

Steven Madden, Ltd.(NON)	46,403	2,138,250

		8,165,262
Thrifts and mortgage finance (0.8%)

Provident New York Bancorp	149,598	1,335,910

Simplicity Bancorp, Inc.(S)	116,496	1,679,872

		3,015,782
Tobacco (0.3%)

Universal Corp.(S)	17,594	956,762

		956,762
Trading companies and distributors (0.2%)

MSC Industrial Direct Co., Inc. Class A	8,997	711,836

		711,836

Total common stocks (cost $284,473,096)		$355,425,827

SHORT-TERM INVESTMENTS (23.8%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)	15,261,606	$15,261,606

Putnam Cash Collateral Pool, LLC 0.18%(d)	73,210,489	73,210,489

Total short-term investments (cost $88,472,095)		$88,472,095

TOTAL INVESTMENTS

Total investments (cost $372,945,191)(b)		$443,897,922

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent “Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ”, references to “Putnam Management” represent “Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC” and references to “OTC”, if any, represent “over-the-counter”.
(a)	Percentages indicated are based on net assets of $371,030,459.
(b)	The aggregate identified cost on a tax basis is $373,813,050, resulting in gross unrealized appreciation and depreciation of $78,815,533 and $8,730,661, respectively, or net unrealized appreciation of $70,084,872.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$11,397,570	$63,163,539	$59,299,503	$13,728	$15,261,606
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $71,742,467.
The fund received cash collateral of $73,210,789, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$52,752,191	$—	$—
Consumer staples	8,995,251	—	—
Energy	26,116,589	—	—
Financials	91,367,198	834,609	—
Health care	36,653,152	—	—
Industrials	52,847,133	—	—
Information technology	53,328,762	—	—
Materials	27,620,069	—	—
Utilities	4,910,873	—	—
Total common stocks	354,591,218	834,609	—
Short-term investments	$15,261,606	$73,210,489	$—

Totals by level	$369,852,824	$74,045,098	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013